Shareholder Report, Line Graph (Details) 2BCB_MassMutual Global Credit Income Opportunities Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A - with maximum sales charge
Accumulated Value	$ 14,572	$ 12,996	$ 11,622	$ 13,433	$ 11,803	$ 11,900	$ 11,715	$ 11,331	$ 10,319	$ 9,600	$ 15,492
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,944	9,772	9,558	12,012	12,122	11,411	10,605	10,747	10,883	10,000	$ 11,207
FTSE 3 Month U.S. T Bill Index + 500 bps
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 3 Month US T Bill Index + 500 bps
Accumulated Value	$ 18,301	$ 16,499	$ 15,007	$ 14,203	$ 13,519	$ 12,744	$ 11,858	$ 11,119	$ 10,522	$ 10,000	$ 20,101